Subsequent Events (Narrative) (Details) $ in Thousands	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) loan	Sep. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Maximum percent of weighted average shares outstanding eligible for repurchase, for semi-annual period		2.50%
Maximum percent of weighted average shares outstanding eligible for repurchase, for fiscal year		5.00%
Gain on sale of commercial mortgage loans		$ 56,900	$ 0	$ (5,476)	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum percent of weighted average shares outstanding eligible for repurchase, for semi-annual period	2.50%
Maximum percent of weighted average shares outstanding eligible for repurchase, for fiscal year	5.00%
Number of commercial mortgage loans sold | loan	2
Gain on sale of commercial mortgage loans	$ 56,900
One Year [Member]
Subsequent Event [Line Items]
Share repurchase program, percentage of value of capital paid		92.50%
One Year [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, percentage of value of capital paid	92.50%
Two Years [Member]
Subsequent Event [Line Items]
Share repurchase program, percentage of value of capital paid		95.00%
Two Years [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, percentage of value of capital paid	95.00%
Three Years [Member]
Subsequent Event [Line Items]
Share repurchase program, percentage of value of capital paid		97.50%
Three Years [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, percentage of value of capital paid	97.50%
Four Years [Member]
Subsequent Event [Line Items]
Share repurchase program, percentage of value of capital paid		100.00%
Four Years [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, percentage of value of capital paid	100.00%